Ally Master Owner Trust
Monthly Servicing Report
December 15, 2017

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of November 30, 2017

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$12,541,592,034.91	320,206	$39,167.26	88.08%
Used Auto	$822,587,539.90	42,728	$19,251.72	5.78%
Medium Duty Trucks	$20,199,826.15	469	$43,069.99	0.14%
Less Dealer Reserve	$1,416,255,877.73
Total	$11,968,123,523.23	363,403		94.00%

Ally Bank Retained Receivables
New Auto	$107,649,629.36	2,705	$39,796.54	0.76%
Used Auto	$705,186,105.04	32,867	$21,455.75	4.95%
Medium Duty Trucks	$68,573.00	1	$68,573.00	0.00%
DPP	$39,140,135.48	1,215	$32,214.10	0.27%
Other	$1,952,282.50	18	$108,460.14	0.01%
Total	$853,996,725.38	36,806		6.00%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$12,822,120,248.61	400,209		100.00%
Dealer Reserve	$1,416,255,877.73
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$14,238,376,126.34	400,209		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$11,552,262,638.99	1,416	81.13%
Limited	Eligible	$1,820,212,734.21	212	12.78%
Programmed	Eligible	$11,904,027.76	12	0.08%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$684,958,613.03	N/A	4.81%
Limited	Ineligible	$129,217,620.31	N/A	0.91%
Programmed	Ineligible	$39,820,492.04	N/A	0.28%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$14,238,376,126.34	1,640	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$10,567,381,520.23	299,873	74.22%
121-180 Days		$1,350,360,521.53	36,701	9.48%
181-270 Days		$1,122,336,512.72	29,778	7.88%
Over 270 Days		$1,198,297,571.86	33,857	8.42%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$14,238,376,126.34	400,209	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,956	25,647,693	80.89%
L…………………………………....	868	5,892,215	18.58%
P……………………………………	71	166,687	0.53%
N …………………………………..	—	—	—%
Total ……………………………….	4,895	31,706,594	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,987	25,259,576	81.25%
L…………………………………....	842	5,639,509	18.14%
P……………………………………	75	188,282	0.61%
N …………………………………..	—	—	—%
Total ……………………………….	4,904	31,087,367	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,059	25,630,202	81.27%
L…………………………………....	870	5,696,129	18.06%
P……………………………………	81	209,444	0.66%
N …………………………………..	—	—	—%
Total ……………………………….	5,010	31,535,775	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.